Financial Instruments and Risk Management (Schedule of Financial Instrument) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 31, 2017
Financial assets
Cash	$ 6,931	$ 18,674
Amounts receivable	2,965	2,761
Total financial assets	9,896	21,435
Financial liabilities
Accounts payable and accruals	3,630	3,188
Convertible debt	49,067	42,154
Non-convertible debt	92,268	65,752
Total financial liabilities	144,965	111,094
Loans and Receivables [Member]
Financial assets
Cash	6,931	18,674
Amounts receivable	82	105
Total financial assets	7,013	18,779
Financial liabilities
Accounts payable and accruals
Convertible debt
Non-convertible debt
Total financial liabilities
Available For Sale [Member]
Financial assets
Cash
Amounts receivable	2,883	2,656
Total financial assets	2,883	2,656
Financial liabilities
Accounts payable and accruals
Convertible debt
Non-convertible debt
Total financial liabilities
Other Financial Liabilities [Member]
Financial assets
Cash
Amounts receivable
Total financial assets
Financial liabilities
Accounts payable and accruals	3,630	3,188
Convertible debt	49,067	42,154
Non-convertible debt	92,268	65,752
Total financial liabilities	$ 144,965	$ 111,094